Shareholder Report, Holdings (Details)_9	Jun. 30, 2024
Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class I | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class I | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Class II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class II | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class II | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class II | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class II | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class II | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class II | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class II | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class III | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Class III | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class III | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class III | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class III | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class III | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class III | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class III | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class III | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class III | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class III | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Class III | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class III | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class III | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Class III | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class III | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class III | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class III | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class III | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class III | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class III | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Service Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Service Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Service Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Service Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Service Class I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Service Class I | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class I | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class I | Eli Lilly & Co._1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
Service Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Service Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Service Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Service Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Service Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Service Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Service Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Service Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Service Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%